UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price QM U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

QM U.S. Bond Index Fund

Investor Class (PBDIX)

This annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Investor Class	$26	0.25%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market advanced for the 12-month reporting period and posted positive total returns. The U.S. Treasury yield curve steepened as rate cuts from the Federal Reserve pushed shorter-term yields lower, while concerns about an increasing fiscal deficit contributed to moderately higher longer-term yields.

  The fund’s overweight exposure to securitized credit sectors on a risk-adjusted basis, such as asset-backed and commercial mortgage-backed securities, aided the fund’s results relative to the Bloomberg U.S. Aggregate Bond Index as credit spreads in these shorter-duration sectors tightened relative to Treasuries. Security selection within the corporate bond sector also added value with contributions from a variety of corporate subsectors, including cable operators and banking. The fund also generated more yield, or carry, relative to its benchmark, which was beneficial.

  Duration management weighed on the fund relative to the benchmark. Positioning the fund, at times, to benefit from higher U.S. Treasury yields dragged on performance. The fund’s holdings in agency mortgage-backed securities also detracted over the reporting period.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. IG bond market. Over the period, the fund reduced its overall risk profile relative to the benchmark amid stretched valuations in credit markets and pivoted to a neutral stance in agency mortgage-backed securities. We added in areas that we believed looked more attractive, such as high-quality non-agency mortgage-backed securities and collateralized loan obligations. The fund maintained a mostly short-to-neutral duration position versus the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	10,063	10,078
2016	10,273	10,282
2016	10,555	10,536
2016	10,447	10,437
2017	10,231	10,225
2017	10,377	10,367
2017	10,506	10,481
2017	10,550	10,531
2018	10,468	10,444
2018	10,356	10,334
2018	10,421	10,398
2018	10,344	10,315
2019	10,695	10,679
2019	10,898	10,881
2019	11,262	11,238
2019	11,524	11,502
2020	11,744	11,709
2020	12,005	12,061
2020	12,419	12,375
2020	12,273	12,214
2021	12,361	12,262
2021	12,143	12,028
2021	12,390	12,288
2021	12,263	12,155
2022	12,007	11,898
2022	11,092	11,005
2022	11,217	11,168
2022	10,277	10,249
2023	10,927	10,904
2023	10,973	10,957
2023	10,799	10,792
2023	10,298	10,286
2024	11,143	11,132
2024	10,811	10,797
2024	11,370	11,343
2024	11,393	11,370
2025	11,397	11,363
2025	11,682	11,663
2025	11,745	11,726
2025	12,083	12,071

202501-4140694, 202512-4880987

F134-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
QM U.S. Bond Index Fund (Investor Class)	6.06%	-0.31%	1.91%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	6.16	-0.24	1.90

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,012,267
  Number of Portfolio Holdings1,371
  Investment Advisory Fees Paid (000s)$655
  Portfolio Turnover Rate67.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	35.1%
U.S. Government & Agency Mortgage-Backed Securities	25.5
Corporate Bonds	24.1
Non-U.S. Government Mortgage-Backed Securities	5.3
Asset-Backed Securities	5.2
Foreign Government Obligations & Municipalities	1.7
Municipal Securities	1.5
Securities Lending Collateral	0.4
Short-Term and Other	1.2

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	23.7%
Federal National Mortgage Assn.	12.1
U.S. Treasury Bonds	11.3
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.3
UMBS	1.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.2
JPMorgan Chase	0.6
Wells Fargo	0.5
Bank of America	0.4

How has the fund changed?

This is a summary of certain material changes to QM U.S. Bond Index Fund. Effective January 1, 2026, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds and in securities that are represented in the fund’s benchmark index. The fund’s January 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

QM U.S. Bond Index Fund

Investor Class (PBDIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

QM U.S. Bond Index Fund

I Class (TSBLX)

This annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - I Class	$12	0.12%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market advanced for the 12-month reporting period and posted positive total returns. The U.S. Treasury yield curve steepened as rate cuts from the Federal Reserve pushed shorter-term yields lower, while concerns about an increasing fiscal deficit contributed to moderately higher longer-term yields.

  The fund’s overweight exposure to securitized credit sectors on a risk-adjusted basis, such as asset-backed and commercial mortgage-backed securities, aided the fund’s results relative to the Bloomberg U.S. Aggregate Bond Index as credit spreads in these shorter-duration sectors tightened relative to Treasuries. Security selection within the corporate bond sector also added value with contributions from a variety of corporate subsectors, including cable operators and banking. The fund also generated more yield, or carry, relative to its benchmark, which was beneficial.

  Duration management weighed on the fund relative to the benchmark. Positioning the fund, at times, to benefit from higher U.S. Treasury yields dragged on performance. The fund’s holdings in agency mortgage-backed securities also detracted over the reporting period.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. IG bond market. Over the period, the fund reduced its overall risk profile relative to the benchmark amid stretched valuations in credit markets and pivoted to a neutral stance in agency mortgage-backed securities. We added in areas that we believed looked more attractive, such as high-quality non-agency mortgage-backed securities and collateralized loan obligations. The fund maintained a mostly short-to-neutral duration position versus the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory/Strategy Benchmark
10/5/20	500,000	500,000
10/31/20	499,510	499,336
1/31/21	503,685	501,310
4/30/21	494,517	491,756
7/31/21	505,133	502,384
10/31/21	500,091	496,949
1/31/22	489,815	486,434
4/30/22	452,684	449,898
7/31/22	457,906	456,585
10/31/22	419,259	419,015
1/31/23	446,375	445,770
4/30/23	448,396	447,974
7/31/23	441,016	441,208
10/31/23	420,694	420,507
1/31/24	455,821	455,122
4/30/24	442,395	441,397
7/31/24	465,384	463,714
10/31/24	466,491	464,854
1/31/25	466,316	464,533
4/30/25	478,627	476,798
7/31/25	480,856	479,396
10/31/25	495,375	493,485

202501-4140694, 202512-4880987

F1364-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/5/20
QM U.S. Bond Index Fund (I Class)	6.19%	-0.17%	-0.18%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	6.16	-0.24	-0.26

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,012,267
  Number of Portfolio Holdings1,371
  Investment Advisory Fees Paid (000s)$655
  Portfolio Turnover Rate67.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	35.1%
U.S. Government & Agency Mortgage-Backed Securities	25.5
Corporate Bonds	24.1
Non-U.S. Government Mortgage-Backed Securities	5.3
Asset-Backed Securities	5.2
Foreign Government Obligations & Municipalities	1.7
Municipal Securities	1.5
Securities Lending Collateral	0.4
Short-Term and Other	1.2

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	23.7%
Federal National Mortgage Assn.	12.1
U.S. Treasury Bonds	11.3
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.3
UMBS	1.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.2
JPMorgan Chase	0.6
Wells Fargo	0.5
Bank of America	0.4

How has the fund changed?

This is a summary of certain material changes to QM U.S. Bond Index Fund. Effective January 1, 2026, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds and in securities that are represented in the fund’s benchmark index. The fund’s January 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

QM U.S. Bond Index Fund

I Class (TSBLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

QM U.S. Bond Index Fund

Z Class (TSBZX)

This annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market advanced for the 12-month reporting period and posted positive total returns. The U.S. Treasury yield curve steepened as rate cuts from the Federal Reserve pushed shorter-term yields lower, while concerns about an increasing fiscal deficit contributed to moderately higher longer-term yields.

  The fund’s overweight exposure to securitized credit sectors on a risk-adjusted basis, such as asset-backed and commercial mortgage-backed securities, aided the fund’s results relative to the Bloomberg U.S. Aggregate Bond Index as credit spreads in these shorter-duration sectors tightened relative to Treasuries. Security selection within the corporate bond sector also added value with contributions from a variety of corporate subsectors, including cable operators and banking. The fund also generated more yield, or carry, relative to its benchmark, which was beneficial.

  Duration management weighed on the fund relative to the benchmark. Positioning the fund, at times, to benefit from higher U.S. Treasury yields dragged on performance. The fund’s holdings in agency mortgage-backed securities also detracted over the reporting period.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. IG bond market. Over the period, the fund reduced its overall risk profile relative to the benchmark amid stretched valuations in credit markets and pivoted to a neutral stance in agency mortgage-backed securities. We added in areas that we believed looked more attractive, such as high-quality non-agency mortgage-backed securities and collateralized loan obligations. The fund maintained a mostly short-to-neutral duration position versus the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Z Class	Regulatory/Strategy Benchmark
10/5/20	10,000	10,000
10/31/20	9,991	9,987
1/31/21	10,069	10,026
4/30/21	9,897	9,835
7/31/21	10,104	10,048
10/31/21	10,006	9,939
1/31/22	9,803	9,729
4/30/22	9,062	8,998
7/31/22	9,169	9,132
10/31/22	8,406	8,380
1/31/23	8,943	8,915
4/30/23	8,987	8,959
7/31/23	8,850	8,824
10/31/23	8,445	8,410
1/31/24	9,143	9,102
4/30/24	8,876	8,828
7/31/24	9,341	9,274
10/31/24	9,366	9,297
1/31/25	9,365	9,291
4/30/25	9,615	9,536
7/31/25	9,673	9,588
10/31/25	9,958	9,870

202501-4140694, 202512-4880987

F1365-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/5/20
QM U.S. Bond Index Fund (Z Class)	6.32%	-0.07%	-0.08%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	6.16	-0.24	-0.26

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,012,267
  Number of Portfolio Holdings1,371
  Investment Advisory Fees Paid (000s)$655
  Portfolio Turnover Rate67.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	35.1%
U.S. Government & Agency Mortgage-Backed Securities	25.5
Corporate Bonds	24.1
Non-U.S. Government Mortgage-Backed Securities	5.3
Asset-Backed Securities	5.2
Foreign Government Obligations & Municipalities	1.7
Municipal Securities	1.5
Securities Lending Collateral	0.4
Short-Term and Other	1.2

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	23.7%
Federal National Mortgage Assn.	12.1
U.S. Treasury Bonds	11.3
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.3
UMBS	1.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.2
JPMorgan Chase	0.6
Wells Fargo	0.5
Bank of America	0.4

How has the fund changed?

This is a summary of certain material changes to QM U.S. Bond Index Fund. Effective January 1, 2026, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds and in securities that are represented in the fund’s benchmark index. The fund’s January 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

QM U.S. Bond Index Fund

Z Class (TSBZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PBDIX QM U.S. Bond Index
Fund
TSBLX QM U.S. Bond Index
Fund–
.
I Class
TSBZX QM U.S. Bond Index
Fund–
.
Z Class

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.60 $ 9.03 $ 9.33 $ 11.40 $ 11.77
Investment activities
Net investment income
(1)(2)
0.40 0.38 0.33 0.24 0.21
Net realized and unrealized
gain/loss 0.17 0.57 (0.30) (2.07) (0.22)
Total from investment
activities 0.57 0.95 0.03 (1.83) (0.01)
Distributions
Net investment income (0.41) (0.38) (0.33) (0.24) (0.21)
Net realized gain — — — — (0.15)
Total distributions (0.41) (0.38) (0.33) (0.24) (0.36)
NET ASSET VALUE
End of period $ 9.76 $ 9.60 $ 9.03 $ 9.33 $ 11.40

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
6.06% 10.63% 0.21% (16.20)% (0.08)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.29% 0.29% 0.27% 0.27% 0.23%
Net expenses after
waivers/payments by Price
Associates 0.25% 0.25% 0.25% 0.25% 0.23%
Net investment income 4.18% 3.96% 3.48% 2.23% 1.82%
Portfolio turnover rate
(4)
67.0% 78.1% 73.9% 203.5% 225.2%
Portfolio turnover rate,
excluding mortgage dollar roll
transactions 41.2% 44.8% 39.3% 64.9% 63.7%
Net assets, end of period (in
millions) $594 $597 $574 $551 $1,310
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.61 $ 9.03 $ 9.33 $ 11.41 $ 11.77
Investment activities
Net investment income
(1)(2)
0.41 0.39 0.35 0.27 0.22
Net realized and unrealized
gain/loss 0.17 0.58 (0.30) (2.09) (0.20)
Total from investment
activities 0.58 0.97 0.05 (1.82) 0.02
Distributions
Net investment income (0.42) (0.39) (0.35) (0.26) (0.23)
Net realized gain — — — — (0.15)
Total distributions (0.42) (0.39) (0.35) (0.26) (0.38)
NET ASSET VALUE
End of period $ 9.77 $ 9.61 $ 9.03 $ 9.33 $ 11.41

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
6.19% 10.89% 0.34% (16.16)% 0.12%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.13% 0.13% 0.13% 0.13% 0.13%
Net expenses after
waivers/payments by Price
Associates 0.12% 0.12% 0.12% 0.12% 0.12%
Net investment income 4.31% 4.10% 3.61% 2.58% 1.94%
Portfolio turnover rate
(4)
67.0% 78.1% 73.9% 203.5% 225.2%
Portfolio turnover rate,
excluding mortgage dollar roll
transactions 41.2% 44.8% 39.3% 64.9% 63.7%
Net assets, end of period (in
millions) $914 $787 $515 $510 $275
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.60 $ 9.03 $ 9.33 $ 11.40 $ 11.77
Investment activities
Net investment income
(1)(2)
0.43 0.41 0.36 0.29 0.24
Net realized and unrealized
gain/loss 0.16 0.57 (0.30) (2.09) (0.22)
Total from investment
activities 0.59 0.98 0.06 (1.80) 0.02
Distributions
Net investment income (0.43) (0.41) (0.36) (0.27) (0.24)
Net realized gain — — — — (0.15)
Total distributions (0.43) (0.41) (0.36) (0.27) (0.39)
NET ASSET VALUE
End of period $ 9.76 $ 9.60 $ 9.03 $ 9.33 $ 11.40

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
6.32% 10.90% 0.46% (15.99)% 0.15%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.10% 0.10% 0.10% 0.10% 0.12%
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 4.43% 4.24% 3.80% 2.82% 2.07%
Portfolio turnover rate
(4)
67.0% 78.1% 73.9% 203.5% 225.2%
Portfolio turnover rate,
excluding mortgage dollar roll
transactions 41.2% 44.8% 39.3% 64.9% 63.7%
Net assets, end of period (in
thousands) $504,700 $205,530 $79,290 $24,909 $1,879
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  5.2%
Car Loan  1.7%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 240 241
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 1,643 1,647
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 1,885 1,885
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 510 509
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.283%, 12/26/31 (1) 145 145
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 219
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  760 758
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  760 758
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,801
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 635 641
Carvana Auto Receivables Trust
Series 2024-P4, Class A3
4.64%, 1/10/30  365 367
Carvana Auto Receivables Trust
Series 2024-P4, Class A4
4.74%, 12/10/30  620 629
Carvana Auto Receivables Trust
Series 2025-P2, Class A4
4.75%, 6/10/31  1,465 1,489
Chase Auto Owner Trust
Series 2025-1A, Class A3
4.29%, 6/25/30 (1) 900 906

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 165 167
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 115 117
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 442 443
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 790 802
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 1,775 1,792
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,335 1,336
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3
4.43%, 8/15/30  1,155 1,160
Ford Credit Floorplan Master Owner Trust
Series 2025-2, Class A1
4.06%, 9/15/30  1,330 1,330
Ford Credit Floorplan Master Owner Trust
Series 2025-2, Class B
4.33%, 9/15/30  260 260
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 121 123
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 1,116 1,122
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 640 644
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 1,730 1,729
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  2,106 2,100
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 850 859

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 165 169
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 1,115 1,118
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 585 586
Toyota Lease Owner Trust
Series 2025-A, Class A4
4.81%, 6/20/29 (1) 1,225 1,239
Wheels Fleet Lease Funding 1
Series 2025-2A, Class A1
4.41%, 5/18/40 (1) 4,330 4,352
33,443
Other Asset-Backed Securities  3.3%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 3,215 3,225
AGL
Series 2021-13A, Class A1R, CLO, FRN
3M TSFR + 1.10%, 4.984%, 10/20/34 (1) 4,600 4,599
ARES LI
Series 2019-51A, Class A1R2, CLO, FRN
3M TSFR + 1.36%, 5.265%, 10/15/37 (1) 1,420 1,423
Ares Loan Funding IX
Series 2025-ALF9A, Class A1, CLO, FRN
3M TSFR + 1.18%, 5.085%, 3/31/38 (1) 1,225 1,223
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 79 79
Barings
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.514%, 1/18/35 (1) 2,275 2,278
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.355%, 4/15/30 (1) 965 965
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.204%, 1/18/38 (1) 935 939
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,490 2,451
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 102

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 625 629
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 740 726
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,597 1,505
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 318 329
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 255 263
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.382%, 1/17/37 (1) 1,160 1,164
Fortress Credit BSL XIX
Series 2023-2A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.215%, 7/24/36 (1) 5,035 5,044
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.234%, 1/20/38 (1) 1,710 1,715
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 954 986
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 4.965%, 10/15/30 (1) 122 122
Hilton Grand Vacations Trust
Series 2025-2A, Class A
4.54%, 5/25/44 (1) 699 701
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.427%, 4/22/37 (1) 730 733
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.275%, 7/15/35 (1) 1,315 1,316
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 49 48
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 5.655%, 1/15/36 (1) 1,080 1,083

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.195%, 10/15/32 (1) 1,233 1,233
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 327 325
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 100 98
Neuberger Berman Loan Advisers
Series 2022-48A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.948%, 4/25/36 (1) 4,685 4,682
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 1,087 1,088
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.21%, 11/26/37 (1) 2,370 2,376
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 8 8
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 234 236
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 744 754
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 2,435 2,449
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 118 118
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1) 1,665 1,675
Progress Residential Trust
Series 2021-SFR5, Class A
1.427%, 7/17/38 (1) 336 331
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 745 706
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 655 634

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Rockford Tower
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.084%, 7/20/35 (1) 4,690 4,690
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 840 869
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 820 822
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 1,250 1,278
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 688 705
Sierra Timeshare Receivables Funding
Series 2025-2A, Class A
4.72%, 4/20/44 (1) 876 879
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 380 377
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/37 (1) 2,310 2,320
THL Credit Wind River
Series 2019-3A, Class AR3, CLO, FRN
3M TSFR + 1.20%, 1/15/38 (1)(2)(3) 890 890
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,979 (4)(5) 1,979 1,979
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 1,059 1,053
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 133 135
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100 102
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 295 295
66,755
Student Loan  0.2%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 5.483%, 7/27/48 (1) 1,713 1,707

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 219 216
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 467 452
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 146 137
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 121 114
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 135 134
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 221 214
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 640 609
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,445 1,322
4,905
Total Asset-Backed Securities
(Cost $104,830) 105,103
CORPORATE BONDS  24.1%
FINANCIAL INSTITUTIONS  9.6%
Banking  5.4%
Ally Financial, 2.20%, 11/2/28  1,505 1,404
American Express, 4.90%, 2/13/26  3,385 3,390
American Express, VR, 4.918%, 7/20/33 (6) 550 559
Banco Santander, 3.49%, 5/28/30  600 577
Bank of America, 3.50%, 4/19/26  600 599
Bank of America, 6.00%, 10/15/36  300 325
Bank of America, 7.75%, 5/14/38  150 183
Bank of America, VR, 2.592%, 4/29/31 (6) 1,875 1,739
Bank of America, VR, 2.676%, 6/19/41 (6) 1,575 1,169
Bank of America, VR, 3.824%, 1/20/28 (6) 2,280 2,272
Bank of America, VR, 4.244%, 4/24/38 (6) 45 42
Bank of America, VR, 5.425%, 8/15/35 (6) 2,000 2,040
Bank of New York Mellon, VR, 6.474%, 10/25/34 (6) 1,440 1,604

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 3,570 3,575
Barclays, VR, 5.674%, 3/12/28 (6) 1,045 1,065
Barclays, VR, 5.69%, 3/12/30 (6) 2,840 2,950
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29  1,865 1,925
BNP Paribas, VR, 5.497%, 5/20/30 (1)(6) 2,750 2,840
Capital One, 2.70%, 2/6/30  2,000 1,873
Capital One Financial, 3.65%, 5/11/27  1,430 1,420
Capital One Financial, VR, 2.359%, 7/29/32 (6) 3,700 3,214
Capital One Financial, VR, 6.051%, 2/1/35 (6) 365 386
Citigroup, 5.875%, 1/30/42  450 476
Citigroup, VR, 3.887%, 1/10/28 (6) 2,050 2,043
Citigroup, VR, 4.075%, 4/23/29 (6) 1,920 1,915
Danske Bank, VR, 5.705%, 3/1/30 (1)(6) 470 488
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (6) 460 483
Goldman Sachs Group, 3.80%, 3/15/30 (7) 1,270 1,250
Goldman Sachs Group, 6.75%, 10/1/37  455 510
Goldman Sachs Group, VR, 5.734%, 1/28/56 (6) 2,645 2,737
HSBC Bank USA, 5.875%, 11/1/34  550 590
HSBC Holdings, VR, 2.013%, 9/22/28 (6) 3,345 3,211
HSBC Holdings, VR, 6.332%, 3/9/44 (6) 1,725 1,904
ING Groep, VR, 5.55%, 3/19/35 (6) 1,655 1,723
ING Groep, VR, 6.114%, 9/11/34 (6) 740 798
JPMorgan Chase, 2.95%, 10/1/26 (7) 980 971
JPMorgan Chase, VR, 2.956%, 5/13/31 (6) 1,230 1,156
JPMorgan Chase, VR, 3.782%, 2/1/28 (6) 990 986
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 4,905 4,417
JPMorgan Chase, VR, 5.299%, 7/24/29 (6) 3,170 3,261
JPMorgan Chase, VR, 5.576%, 7/23/36 (6) 1,315 1,362
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 1,455 1,467
Morgan Stanley, 3.125%, 7/27/26  2,000 1,988
Morgan Stanley, 6.25%, 8/9/26  175 178
Morgan Stanley, VR, 3.217%, 4/22/42 (6) 830 651
Morgan Stanley, VR, 5.656%, 4/18/30 (6) 2,975 3,098
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (6) 3,785 3,847
PNC Financial Services Group, VR, 4.758%, 1/26/27 (6) 1,920 1,920
PNC Financial Services Group, VR, 5.373%, 7/21/36 (6) 495 506
Santander Holdings USA, VR, 6.342%, 5/31/35 (6)(7) 1,925 2,043
Santander Holdings USA, VR, 6.499%, 3/9/29 (6) 885 922
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (6) 1,190 1,187
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,930 2,971
Societe Generale, 5.25%, 2/19/27 (1) 1,230 1,242
Societe Generale, VR, 6.066%, 1/19/35 (1)(6)(7) 1,305 1,374

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  1,755 1,759
Toronto-Dominion Bank, 4.994%, 4/5/29  2,200 2,253
Truist Financial, 1.95%, 6/5/30  1,470 1,325
U.S. Bancorp, VR, 5.384%, 1/23/30 (6) 665 686
UBS Group, VR, 1.364%, 1/30/27 (1)(6) 1,700 1,688
Wells Fargo, VR, 2.393%, 6/2/28 (6) 2,415 2,352
Wells Fargo, VR, 2.879%, 10/30/30 (6) 2,925 2,775
Wells Fargo, VR, 5.574%, 7/25/29 (6) 1,250 1,293
Wells Fargo, VR, 5.707%, 4/22/28 (6) 1,895 1,935
Wells Fargo, VR, 6.303%, 10/23/29 (6) 1,380 1,459
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,935 1,993
108,344
Brokerage Asset Managers Exchanges  0.3%
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,473
Intercontinental Exchange, 5.25%, 6/15/31  1,585 1,654
LPL Holdings, 5.65%, 3/15/35  3,700 3,770
6,897
Finance Companies  0.2%
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 1,560 1,630
GATX, 6.05%, 3/15/34  1,785 1,905
3,535
Insurance  2.5%
Allstate, 6.125%, 12/15/32  150 163
American International Group, 3.875%, 1/15/35  425 396
Aon, 3.875%, 12/15/25  405 404
Aon Corp., 5.00%, 9/12/32  3,075 3,158
Arthur J Gallagher, 4.85%, 12/15/29  445 454
Athene Global Funding, 4.86%, 8/27/26 (1) 3,330 3,343
Athene Global Funding, 5.033%, 7/17/30 (1) 990 1,001
Centene, 3.375%, 2/15/30  3,095 2,828
CNO Global Funding, 4.95%, 9/9/29 (1) 515 524
Corebridge Global Funding, 4.25%, 8/21/28 (1) 885 886
Corebridge Global Funding, 4.65%, 8/20/27 (1) 1,075 1,085
Elevance Health, 4.55%, 3/1/48  1,135 969
Elevance Health, 4.65%, 1/15/43  485 435
Enact Holdings, 6.25%, 5/28/29  505 529
Equitable America Global Funding, 4.65%, 6/9/28 (1) 1,915 1,936
Equitable America Global Funding, 4.70%, 9/15/32 (1) 400 399
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,617
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 2,500 2,593
Health Care Service, 5.45%, 6/15/34 (1) 1,095 1,122
Humana, 5.375%, 4/15/31  785 808
Humana, 5.95%, 3/15/34  835 880
Jackson National Life Global Funding, 4.70%, 6/5/28 (1) 2,970 2,996

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 3,620 3,647
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,229
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,940 2,983
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,073
Principal Financial Group, 2.125%, 6/15/30  1,900 1,726
Principal Financial Group, 3.70%, 5/15/29  10 10
Principal Financial Group, 4.111%, 2/15/28 (1) 1,100 1,095
RGA Global Funding, 4.35%, 8/25/28 (1) 1,150 1,153
RGA Global Funding, 5.448%, 5/24/29 (1) 1,730 1,791
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,169
Travelers, 6.25%, 6/15/37  225 251
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,633
UnitedHealth Group, 4.40%, 6/15/28  330 333
UnitedHealth Group, 4.75%, 7/15/45  900 818
UnitedHealth Group, 5.75%, 7/15/64  1,790 1,794
Willis North America, 4.50%, 9/15/28  1,110 1,118
50,358
Real Estate Investment Trusts  1.2%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,481
Brixmor Operating Partnership, 3.90%, 3/15/27  495 493
Brixmor Operating Partnership, 4.05%, 7/1/30  760 748
Brixmor Operating Partnership, 4.85%, 2/15/33  440 439
Essex Portfolio, 2.65%, 3/15/32  660 589
Essex Portfolio, 4.50%, 3/15/48  1,455 1,266
Extra Space Storage, 4.00%, 6/15/29  15 15
Extra Space Storage, 4.95%, 1/15/33  755 760
Healthcare Realty Holdings, 3.625%, 1/15/28  605 594
Healthpeak OP, 2.125%, 12/1/28  710 668
Healthpeak OP, 2.875%, 1/15/31  420 387
Prologis, 4.00%, 9/15/28  2,110 2,113
Public Storage Operating, 1.95%, 11/9/28  1,285 1,212
Realty Income, 2.20%, 6/15/28  685 654
Realty Income, 3.95%, 8/15/27  835 834
Realty Income, 4.625%, 11/1/25  1,775 1,775
Regency Centers, 3.60%, 2/1/27  350 348
Regency Centers, 4.125%, 3/15/28  520 520
Regency Centers, 4.40%, 2/1/47  2,000 1,733
Regency Centers, 5.25%, 1/15/34  1,340 1,377
Simon Property Group, 3.80%, 7/15/50  2,830 2,169

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Welltower OP, 5.125%, 7/1/35  3,390 3,444
23,629
Total Financial Institutions 192,763
INDUSTRIAL  12.3%
Basic Industry  0.2%
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 565
Freeport-McMoRan, 5.45%, 3/15/43  274 266
Nutrien, 4.00%, 12/15/26  525 527
Sherwin-Williams, 4.80%, 9/1/31  2,400 2,451
3,809
Capital Goods  1.1%
Amphenol, 4.75%, 3/30/26  310 311
Amphenol, 5.05%, 4/5/29  925 953
Boeing, 3.60%, 5/1/34  2,000 1,814
Boeing, 6.528%, 5/1/34  1,715 1,902
Caterpillar Financial Services, 5.00%, 5/14/27  4,225 4,297
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,692
Ingersoll Rand, 5.176%, 6/15/29  3,131 3,232
John Deere Capital, 4.40%, 9/8/31  2,530 2,546
John Deere Capital, 4.50%, 1/8/27  1,840 1,852
L3Harris Technologies, 5.05%, 6/1/29  1,300 1,335
Lockheed Martin, 4.07%, 12/15/42  184 160
Owens Corning, 5.70%, 6/15/34  1,235 1,295
Regal Rexnord, 6.40%, 4/15/33  1,640 1,755
23,144
Communications  1.9%
America Movil, 6.375%, 3/1/35  300 333
AT&T, 2.75%, 6/1/31  3,300 3,011
AT&T, 4.35%, 3/1/29  1,020 1,021
AT&T, 4.55%, 11/1/32  1,285 1,272
AT&T, 5.40%, 2/15/34  2,415 2,491
Charter Communications Operating, 2.80%, 4/1/31  2,365 2,121
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,173
Charter Communications Operating, 6.10%, 6/1/29  690 720
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 68
Comcast, 5.50%, 5/15/64  2,490 2,295
Crown Castle, 2.10%, 4/1/31  2,300 2,017
Crown Castle, 2.25%, 1/15/31  1,665 1,479
Crown Castle, 3.70%, 6/15/26  700 697
Meta Platforms, 5.60%, 5/15/53  1,825 1,810
NTT Finance, 4.876%, 7/16/30 (1) 1,160 1,181
Omnicom Group, 3.60%, 4/15/26  695 692

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Rogers Communications, 3.625%, 12/15/25  335 335
Rogers Communications, 5.00%, 2/15/29  1,615 1,677
Rogers Communications, 5.30%, 2/15/34  1,885 1,902
T-Mobile USA, 3.75%, 4/15/27  3,565 3,541
T-Mobile USA, 4.95%, 11/15/35  2,880 2,846
Time Warner Cable, 6.55%, 5/1/37  235 241
Time Warner Cable, 6.75%, 6/15/39  2,580 2,648
Verizon Communications, 1.68%, 10/30/30  625 550
Verizon Communications, 4.00%, 3/22/50  1,500 1,179
37,309
Consumer Cyclical  2.3%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 2,155
American Honda Finance, 4.55%, 7/9/27  1,645 1,658
American Honda Finance, 4.90%, 3/12/27  2,790 2,821
AutoZone, 1.65%, 1/15/31  2,000 1,738
AutoZone, 3.125%, 4/21/26  445 443
AutoZone, 3.75%, 6/1/27  20 20
AutoZone, 5.05%, 7/15/26  1,390 1,398
CBRE Services, 5.50%, 4/1/29  580 601
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 560 572
Ford Motor Credit, 5.125%, 11/5/26  1,435 1,438
Ford Motor Credit, 7.122%, 11/7/33  635 681
General Motors Financial, 5.55%, 7/15/29  600 622
Home Depot, 5.875%, 12/16/36  3,000 3,247
Hyundai Capital America, 1.30%, 1/8/26 (1) 1,510 1,502
Hyundai Capital America, 4.90%, 6/23/28 (1) 1,950 1,976
Hyundai Capital America, 5.35%, 3/19/29 (1) 500 513
Hyundai Capital America, 5.50%, 3/30/26 (1) 820 824
Lowe's, 4.25%, 3/15/31  2,370 2,355
Lowe's, 4.45%, 4/1/62  1,890 1,511
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 1,930 1,935
O'Reilly Automotive, 3.60%, 9/1/27  20 20
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,444
O'Reilly Automotive, 5.75%, 11/20/26  390 396
PACCAR Financial, 5.00%, 5/13/27  3,070 3,123
PACCAR Financial, 5.20%, 11/9/26  2,895 2,935
Ross Stores, 1.875%, 4/15/31  300 262
TJX, 1.60%, 5/15/31  1,425 1,248
Toyota Motor Credit, 4.05%, 9/5/28  2,680 2,685
Toyota Motor Credit, 4.80%, 1/5/26  2,945 2,948
Uber Technologies, 4.30%, 1/15/30  2,710 2,720
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 495 501
47,292

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Non-Cyclical  2.5%
AbbVie, 3.20%, 5/14/26  225 224
AbbVie, 4.50%, 5/14/35  1,235 1,211
AbbVie, 4.80%, 3/15/29  1,315 1,345
Amgen, 2.60%, 8/19/26  1,275 1,261
Amgen, 2.77%, 9/1/53  1,239 749
Amgen, 5.15%, 3/2/28  1,615 1,651
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 31
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,350
Banner Health, 1.897%, 1/1/31  850 758
BAT Capital, 4.39%, 8/15/37  3,395 3,106
BAT Capital, 5.834%, 2/20/31  845 892
Becton Dickinson & Company, 5.081%, 6/7/29  1,505 1,546
Centra Health, 4.70%, 1/1/48  25 21
Cigna Group, 4.50%, 9/15/30  380 382
Cigna Group, 4.90%, 12/15/48  2,100 1,870
CommonSpirit Health, 2.782%, 10/1/30  980 910
CommonSpirit Health, 3.91%, 10/1/50  40 30
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 987
CVS Health, 5.00%, 9/15/32 (7) 420 427
CVS Health, 5.125%, 7/20/45  925 837
CVS Health, 5.40%, 6/1/29  1,360 1,407
CVS Health, 6.00%, 6/1/63  2,705 2,690
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,417
HCA, 4.125%, 6/15/29  1,695 1,683
HCA, 5.45%, 9/15/34  890 912
Icon Investments Six, 5.849%, 5/8/29  300 313
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 842
IQVIA, 6.25%, 2/1/29  735 772
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,200
Keurig Dr Pepper, 2.55%, 9/15/26  450 444
Mars, 4.60%, 3/1/28 (1) 2,120 2,145
MedStar Health, Series 20A, 3.626%, 8/15/49  920 679
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55  600 506
Mondelez International, 4.75%, 2/20/29  3,800 3,874
Nestle Holdings, 4.85%, 3/14/33 (1) 2,700 2,767
Northwell Healthcare, 3.979%, 11/1/46  1,275 1,013
Revvity, 1.90%, 9/15/28  1,575 1,473
Solventum, 5.40%, 3/1/29  673 694
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 347
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,412

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Zoetis, 4.15%, 8/17/28  3,805 3,821
51,004
Energy  2.1%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,996
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,277
Cameron LNG, 2.902%, 7/15/31 (1) 520 477
Cameron LNG, 3.701%, 1/15/39 (1) 430 370
Canadian Natural Resources, 2.95%, 7/15/30 (7) 1,520 1,422
Cheniere Energy Partners, 5.75%, 8/15/34  1,865 1,933
Chevron USA, 4.30%, 10/15/30 (7) 2,275 2,290
Diamondback Energy, 5.15%, 1/30/30  550 564
Enbridge, 4.25%, 12/1/26  355 355
Enbridge, 4.60%, 6/20/28  340 342
Enbridge, 5.50%, 12/1/46  555 551
Enbridge, 5.625%, 4/5/34  795 829
Enbridge, 6.70%, 11/15/53  610 680
Enbridge Energy Partners, 5.50%, 9/15/40  170 168
Energy Transfer, 5.60%, 9/1/34  1,505 1,546
Eni, 5.50%, 5/15/34 (1) 845 869
Eni, 5.95%, 5/15/54 (1) 930 924
Enterprise Products Operating, 4.30%, 6/20/28  1,145 1,152
Enterprise Products Operating, 4.60%, 1/11/27  2,845 2,864
EOG Resources, 4.40%, 7/15/28  1,295 1,307
HF Sinclair, 5.75%, 1/15/31  814 841
Kinder Morgan, 5.20%, 6/1/33  1,800 1,846
Marathon Petroleum, 5.15%, 3/1/30  1,955 2,009
MPLX, 4.80%, 2/15/31  2,150 2,169
MPLX, 5.65%, 3/1/53  1,600 1,507
Occidental Petroleum, 5.375%, 1/1/32  1,430 1,455
ONEOK, 4.75%, 10/15/31  1,340 1,342
Pioneer Natural Resources, 1.125%, 1/15/26  695 690
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 815
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 656
Spectra Energy Partners, 3.375%, 10/15/26  460 457
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 685
Williams, 4.625%, 6/30/30  1,480 1,491
Williams, 4.85%, 3/1/48  190 169
Williams, 4.90%, 3/15/29  1,415 1,441
Woodside Finance, 3.70%, 9/15/26 (1) 330 328
Woodside Finance, 3.70%, 3/15/28 (1) 435 429
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,434
41,680
Industrial Other  0.1%
Georgetown University, Series B, 4.315%, 4/1/49 (7) 1,475 1,259

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
President & Fellows of Harvard College, 3.619%, 10/1/37  385 344
1,603
Technology  1.3%
Atlassian, 5.25%, 5/15/29  760 781
Broadcom, 4.60%, 7/15/30  1,115 1,129
Broadcom, 4.80%, 4/15/28 (7) 3,290 3,349
Cadence Design Systems, 4.30%, 9/10/29  1,090 1,095
Fiserv, 3.20%, 7/1/26  10 10
Fiserv, 5.45%, 3/15/34  2,125 2,151
Foundry JV Holdco, 5.90%, 1/25/33 (1) 765 805
Foundry JV Holdco, 6.15%, 1/25/32 (1) 885 944
Motorola Solutions, 5.00%, 4/15/29  835 855
NXP, 3.15%, 5/1/27  395 389
NXP, 4.30%, 8/19/28  590 591
Oracle, 5.375%, 7/15/40  2,925 2,792
Oracle, 6.90%, 11/9/52  1,375 1,468
Qorvo, 4.375%, 10/15/29  559 550
RELX Capital, 3.00%, 5/22/30  1,120 1,062
Roper Technologies, 2.00%, 6/30/30  575 518
Roper Technologies, 3.80%, 12/15/26  660 658
ServiceNow, 1.40%, 9/1/30  3,710 3,248
TR Finance, 3.35%, 5/15/26  225 223
Verisk Analytics, 4.50%, 8/15/30  905 909
VMware, 1.40%, 8/15/26  3,475 3,404
26,931
Transportation  0.8%
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  25 23
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 111
Canadian National Railway, 5.85%, 11/1/33  920 1,002
Canadian National Railway, 6.25%, 8/1/34  95 106
Canadian Pacific Railway, 1.75%, 12/2/26  845 826
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,086
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 851
Canadian Pacific Railway, 4.70%, 5/1/48  720 646
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 231
ERAC USA Finance, 4.90%, 5/1/33 (1) 1,595 1,616
FedEx, 4.40%, 1/15/47  6,500 5,353
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,650
Transurban Finance, 3.375%, 3/22/27 (1) 235 233
Transurban Finance, 4.125%, 2/2/26 (1) 185 185
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  551 522
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  803 759
15,200
Total Industrial 247,972

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY  2.2%
Electric  1.8%
AES, 5.80%, 3/15/32  2,300 2,351
Ameren, 5.70%, 12/1/26  1,820 1,846
American Electric Power, 5.20%, 1/15/29  2,595 2,675
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 185
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 114
CMS Energy, 4.875%, 3/1/44  635 578
DTE Energy, 5.10%, 3/1/29  2,645 2,711
DTE Energy, 5.85%, 6/1/34  390 413
Duke Energy, 2.65%, 9/1/26  355 351
Duke Energy, 4.95%, 9/15/35  1,045 1,034
Duke Energy Florida, 6.35%, 9/15/37  170 190
Duke Energy Progress, 6.30%, 4/1/38  100 112
Enel Finance International, 4.375%, 9/30/30 (1) 1,815 1,803
Exelon, 3.40%, 4/15/26  1,815 1,808
FirstEnergy Pennsylvania Electric, 4.30%, 1/15/29 (1) 2,320 2,316
FirstEnergy Transmission, 5.00%, 1/15/35  610 611
Florida Power & Light, 5.30%, 6/15/34  3,040 3,170
Georgia Power, 4.95%, 5/17/33  895 915
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,764
Nevada Power, Series N, 6.65%, 4/1/36  400 450
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,195 1,222
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 1,165 1,173
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,909
PECO Energy, 5.95%, 10/1/36  150 163
Public Service Electric & Gas, 5.70%, 12/1/36  180 192
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 183
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,440
Southern, 4.40%, 7/1/46  1,935 1,660
Southern, 5.70%, 3/15/34  725 763
Southern California Edison, 5.15%, 6/1/29  2,105 2,145
Southwestern Public Service, 6.00%, 6/1/54  365 381
Tampa Electric, 6.15%, 5/15/37  700 743
37,371
Natural Gas  0.4%
APA Infrastructure, 5.125%, 9/16/34 (1) 475 483
Engie, 5.625%, 4/10/34 (1)(7) 660 690
NiSource, 1.70%, 2/15/31  1,280 1,114
NiSource, 3.49%, 5/15/27  710 704
NiSource, 3.95%, 3/30/48  1,000 796
NiSource, 5.35%, 4/1/34  1,850 1,897
Southern California Gas, Series KK, 5.75%, 11/15/35  140 148

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Southern Gas Capital, 4.95%, 9/15/34  1,735 1,743
7,575
Total Utility 44,946
Total Corporate Bonds
(Cost $492,964) 485,681
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.7%
Local Authorities  0.7%
Province of Alberta, 3.30%, 3/15/28  1,605 1,588
Province of Alberta Canada, 4.50%, 1/24/34  1,405 1,430
Province of British Columbia, 4.20%, 7/6/33  2,644 2,636
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 2,041
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,535
Province of Ontario, 3.70%, 9/17/29  4,360 4,343
Province of Quebec, Series PD, 7.50%, 9/15/29  104 118
14,691
Owned No Guarantee  0.1%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 285
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 547
832
Sovereign  0.9%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 2,720 2,767
Government of Qatar, 3.75%, 4/16/30 (1) 730 727
Kingdom of Saudi Arabia, 5.375%, 1/13/31 (1) 2,010 2,117
Republic of Chile, 5.65%, 1/13/37  3,740 3,969
Republic of Peru, 5.375%, 2/8/35  740 761
Republic of Poland, Series 10Y, 3.25%, 4/6/26  890 888
Republic of Poland, Series 30Y, 5.50%, 3/18/54  2,365 2,340
United Mexican States, 2.659%, 5/24/31  5,154 4,619
18,188
Total Foreign Government Obligations & Municipalities
(Cost $33,550) 33,711
MUNICIPAL SECURITIES  1.5%
California  0.3%
Bay Area Toll Auth., Series S-1, Build America, 6.918%, 4/1/40  350 403
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10,
3.176%, 4/1/41  1,275 1,043
California, Build America, GO, 7.625%, 3/1/40  1,350 1,644
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  700 818

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Regents of the Univ. of California Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60  700 460
San Diego County Water Auth., Series B, Build America, 6.138%,
5/1/49  275 288
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 571
5,227
Florida  0.0%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,177
1,177
Georgia  0.2%
Fulton County, Series 2010-B, Build America, GO, 5.148%, 7/1/39  2,660 2,717
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,692 1,863
4,580
Illinois  0.1%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%, 1/1/40  1,350 1,515
Illinois Toll Highway Auth., Series A, Build America, 6.184%, 1/1/34  315 338
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 505
2,358
Maryland  0.1%
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  2,045 1,753
1,753
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,341
1,341
Minnesota  0.1%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39  2,350 2,030
2,030
New Jersey  0.1%
New Jersey Turnpike Auth., Series F, Build America, 7.414%, 1/1/40  1,000 1,209
1,209
New York  0.0%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 796
Metropolitan Transportation Auth., Dedicated Tax Fund, Build
America, 7.336%, 11/15/39  125 149
945

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio  0.1%
American Municipal Power, Series B, Build America, 6.449%,
2/15/44  2,005 2,157
2,157
Texas  0.3%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 31
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,260
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 11
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  705 724
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,954
5,993
Virginia  0.0%
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  540 559
559
Wisconsin  0.1%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,806
1,806
Total Municipal Securities
(Cost $34,777) 31,135
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  5.3%
Collateralized Mortgage Obligations  2.7%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM, 1.518%, 5/25/65 (1) 252 233
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 844 738
Arroyo Mortgage Trust
Series 2019-2, Class A2, CMO, ARM, 3.498%, 4/25/49 (1) 181 176
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1) 727 657
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.105%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,661 (4)(5) 1,661 1,669
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 912 789
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1) 56 55

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP, 5.48%, 8/25/70 (1) 1,995 2,013
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM, SOFR30A + 2.30%,
6.483%, 5/25/43 (1) 1,554 1,588
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 458 461
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1) 400 400
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 80 78
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1) 462 437
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 32 29
GCAT Trust
Series 2025-NQM4, Class A1, CMO, STEP, 5.529%, 6/25/70 (1) 2,707 2,730
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.907%, 10/25/50 (1) 924 806
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 1,597 1,597
HOMES Trust
Series 2025-NQM4, Class A1, CMO, STEP, 5.22%, 8/25/70 (1) 2,843 2,851
JPMorgan Mortgage Trust
Series 2019-HYB1, Class B4, CMO, ARM, 4.991%, 10/25/49 (1) 1,091 1,095
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 498 502
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 1,476 1,481
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 4,341 4,369
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 575 562
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, STEP, 5.443%, 7/25/70 (1) 374 376
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 351 353
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 1,227 1,239
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 3,276 3,294
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 1,073 1,078
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%, 10/25/59 (1) 97 91

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR + 1.214%,
5.206%, 10/25/59 (1) 16 16
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP, 5.143%, 7/27/65 (1) 1,567 1,572
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
5.333%, 7/27/65 (1) 825 825
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, CMO, ARM, 5.344%, 8/10/42 (1) 2,820 2,867
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO,STEP, 5.582%, 12/25/44 (1) 298 301
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 76 72
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, CMO, ARM, 4.427%, 11/25/63 (1) 1,300 1,309
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 136 135
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM, 1.027%, 11/25/55 (1) 189 180
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%,
5.033%, 11/25/41 (1) 357 357
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.433%, 8/25/44 (1) 1,248 1,255
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
5.283%, 9/25/45 (1) 2,288 2,290
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
5.133%, 2/25/45 (1) 732 733
Towd Point Mortgage Trust
Series 2019-HY3, Class M1, CMO, ARM, 1M TSFR + 1.614%,
5.606%, 10/25/59 (1) 510 523
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.86%, 12/25/64 (1) 5,010 5,037
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM, 0.815%, 1/25/66 (1) 371 334
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP, 5.999%, 2/25/68 (1) 1,132 1,131
Verus Securitization Trust
Series 2024-INV1, Class A2, CMO, STEP, 6.318%, 3/25/69 (1) 1,212 1,224
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM, SOFR30A + 1.20%, 5.383%,
8/25/70 (1) 2,129 2,131

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
54,039
Commercial Mortgage-Backed Securities  2.6%
BANK
Series 2024-BNK47, Class A5, 5.716%, 6/15/57  1,475 1,572
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,490 2,622
BANK5
Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  1,045 1,097
BANK5
Series 2025-5YR14, Class A3, 5.646%, 4/15/58  3,310 3,465
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.306%,
11/15/34 (1) 545 7
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014%, 7/15/57  410 431
BBCMS Mortgage Trust
Series 2025-C35, Class A5, ARM, 5.586%, 7/15/58  3,025 3,194
Benchmark Mortgage Trust
Series 2023-B39, Class A5, 5.754%, 7/15/56  1,220 1,296
Benchmark Mortgage Trust
Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57  3,465 3,674
Benchmark Mortgage Trust
Series 2025-B41, Class A5, 5.407%, 7/15/68  720 753
BMO Mortgage Trust
Series 2025-C12, Class A5, ARM, 5.871%, 6/15/58  1,270 1,365
BMO Mortgage Trust
Series 2025-C13, Class A5, 5.353%, 10/15/58  1,955 2,024
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 5.356%,
1/15/42 (1) 3,185 3,183
BX Trust
Series 2025-ROIC, Class A, ARM, 1M TSFR + 1.144%, 5.176%,
3/15/30 (1) 4,089 4,080
CENT
Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1) 3,715 3,762
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.674%,
8/15/41 (1) 685 684
DBC Mortgage Trust
Series 2025-DBC, Class A, ARM, 1M TSFR + 1.35%, 5.40%,
6/15/38 (1) 725 726
Extended Stay America Trust
Series 2025-ESH, Class A, ARM, 1M TSFR + 1.30%, 5.45%,
10/15/42 (1) 935 937
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1) 2,555 2,645

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, ARM, 2.854%, 9/6/38 (1) 1,215 1,196
MAD Commercial Mortgage Trust
Series 2025-11MD, Class A, ARM, 4.754%, 10/15/42 (1) 1,960 1,957
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM, 1M TSFR + 1.215%, 5.247%,
4/15/38 (1) 3,180 3,179
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS, 4.068%, 12/15/47  1,143 1,133
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A5, 5.633%, 8/15/58  1,600 1,701
NYC Commercial Mortgage Trust
Series 2025-28L, Class A, ARM, 4.668%, 11/5/38 (1) 140 140
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.624%,
6/15/39 (1) 660 658
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1) 490 491
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class A4, 3.146%, 12/15/52  750 713
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A3, 5.186%, 10/15/58  3,915 4,029
52,714
Residential Mortgage  0.0%
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 19 19
19
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $107,141) 106,772
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  25.5%
U.S. Government Agency Obligations  20.2%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  279 271
3.00%, 12/1/42 - 4/1/47  2,376 2,179
3.50%, 3/1/42 - 3/1/46  1,777 1,691
4.00%, 9/1/40 - 8/1/45  638 623
4.50%, 8/1/39 - 10/1/41  310 313
5.00%, 11/1/33 - 8/1/40  238 244
5.50%, 1/1/35 - 12/1/39  65 68
6.00%, 10/1/32 - 8/1/38  54 56
6.50%, 12/1/28 - 1/1/36  25 27
7.00%, 11/1/30 - 6/1/32  2 3

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 6.625%, 4/1/37  14 15
RFUCCT1Y + 1.726%, 6.355%, 7/1/35  4 4
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  3 3
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  8 8
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  3 3
RFUCCT1Y + 2.032%, 6.796%, 11/1/36  10 10
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 5/1/52  30,366 24,977
2.50%, 3/1/42 - 5/1/52  26,235 22,463
3.00%, 3/1/35 - 9/1/52  10,311 9,321
3.50%, 5/1/31 - 11/1/54  6,735 6,270
4.00%, 6/1/37 - 1/1/54  3,111 2,993
4.50%, 9/1/37 - 10/1/53  3,444 3,371
5.00%, 12/1/41 - 6/1/55  7,504 7,505
5.50%, 8/1/53 - 2/1/55  14,589 14,844
6.00%, 4/1/54 - 6/1/55  11,721 12,015
6.50%, 5/1/54 - 10/1/54  4,346 4,513
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  152 151
4.40%, 10/25/30  6,065 6,152
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,520 9,512
3.71%, 9/25/32  4,545 4,404
4.43%, 2/25/33  3,725 3,761
Federal National Mortgage Assn.
3.50%, 6/1/43  5 5
4.00%, 11/1/40  289 286
4.50%, 7/1/40  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.523%, 6.317%, 7/1/35  3 3
RFUCCT1Y + 1.588%, 6.385%, 7/1/36  7 7
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  2 2
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  6,710 5,919
2.00%, 8/1/28 - 5/1/52  81,449 68,396
2.50%, 5/1/30 - 1/1/54  44,859 38,847
3.00%, 10/1/32 - 9/1/52  23,062 21,196
3.50%, 11/1/25 - 1/1/52  17,384 16,418
4.00%, 6/1/37 - 9/1/52  13,533 13,041
4.50%, 9/1/35 - 2/1/54  13,001 12,835
5.00%, 11/1/33 - 7/1/53  7,187 7,215
5.50%, 12/1/34 - 10/1/55  23,483 23,860

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
6.00%, 2/1/33 - 10/1/55  25,385 26,105
6.50%, 1/1/32 - 7/1/55  8,520 8,846
7.00%, 2/1/30 - 11/1/36  7 7
7.50%, 12/1/30  — —
UMBS, TBA (8)
4.00%, 11/1/55  2,720 2,581
4.50%, 11/1/55  4,880 4,756
5.00%, 11/1/55  16,365 16,281
5.50%, 11/1/54  1,390 1,404
405,783
U.S. Government Obligations  5.3%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  650 587
2.00%, 1/20/51 - 5/20/52  19,515 16,238
2.50%, 8/20/50 - 1/20/52  21,502 18,621
3.00%, 9/15/42 - 6/20/52  14,863 13,413
3.50%, 9/15/41 - 7/20/52  11,376 10,592
4.00%, 2/15/41 - 10/20/52  9,556 9,153
4.50%, 9/15/34 - 6/20/53  10,186 10,044
5.00%, 1/20/33 - 2/20/53  6,360 6,418
5.50%, 10/20/32 - 9/20/54  1,662 1,695
6.00%, 8/15/33 - 11/20/52  1,603 1,646
6.50%, 1/15/29 - 8/15/29  1 1
7.50%, 6/15/26 - 3/15/32  23 23
8.50%, 7/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  67 62
3.50%, 10/20/50  1,015 867
Government National Mortgage Assn., TBA (8)
4.00%, 11/20/55  2,285 2,161
4.50%, 11/20/55  1,015 990
5.00%, 11/20/55  5,485 5,468
5.50%, 11/20/55  7,900 7,965
6.00%, 11/20/55  780 794
106,738
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $527,056) 512,521
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  35.1%
U.S. Government Agency Obligations  0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29 (7) 342 371

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., 6.625%, 11/15/30 (7) 500 566
937
U.S. Treasury Obligations  35.0%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,724
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,584
U.S. Treasury Bonds, 2.00%, 2/15/50  34,340 20,766
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,290
U.S. Treasury Bonds, 2.25%, 8/15/49  50 32
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,563
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 924
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,585
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,440
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,253
U.S. Treasury Bonds, 3.00%, 11/15/45  2,845 2,225
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,663
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,425
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 12,085
U.S. Treasury Bonds, 3.00%, 8/15/48  60 46
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 3,105
U.S. Treasury Bonds, 3.125%, 11/15/41  17,585 14,755
U.S. Treasury Bonds, 3.375%, 8/15/42  2,550 2,191
U.S. Treasury Bonds, 3.625%, 5/15/53 (9) 13,045 10,881
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,880
U.S. Treasury Bonds, 3.875%, 5/15/43  8,430 7,700
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,270
U.S. Treasury Bonds, 4.125%, 8/15/44  13,885 12,996
U.S. Treasury Bonds, 4.25%, 2/15/54  7,145 6,659
U.S. Treasury Bonds, 4.25%, 8/15/54  11,335 10,569
U.S. Treasury Bonds, 4.375%, 5/15/41  20 20
U.S. Treasury Bonds, 4.625%, 5/15/44  14,350 14,358
U.S. Treasury Bonds, 4.625%, 11/15/44  12,435 12,419
U.S. Treasury Bonds, 4.625%, 5/15/54  6,515 6,462
U.S. Treasury Bonds, 4.625%, 2/15/55  13,300 13,202
U.S. Treasury Bonds, 4.75%, 2/15/41  35 36
U.S. Treasury Bonds, 4.75%, 11/15/43  1,250 1,273
U.S. Treasury Bonds, 4.75%, 2/15/45  2,900 2,941
U.S. Treasury Bonds, 4.75%, 11/15/53  10,870 10,996
U.S. Treasury Bonds, 4.75%, 5/15/55  12,900 13,068
U.S. Treasury Bonds, 5.00%, 5/15/45  15,995 16,740
U.S. Treasury Notes, 0.50%, 8/31/27  50 47
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 9,575
U.S. Treasury Notes, 2.75%, 7/31/27  7,945 7,828
U.S. Treasury Notes, 2.75%, 8/15/32  14,000 13,063

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.375%, 5/15/33  885 853
U.S. Treasury Notes, 3.625%, 5/31/28  12,100 12,108
U.S. Treasury Notes, 3.625%, 8/31/30  8,400 8,371
U.S. Treasury Notes, 3.75%, 12/31/28  14,550 14,608
U.S. Treasury Notes, 3.875%, 4/30/30  63,545 64,041
U.S. Treasury Notes, 3.875%, 6/30/30  7,990 8,051
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 10,376
U.S. Treasury Notes, 4.00%, 2/28/30  10,890 11,029
U.S. Treasury Notes, 4.00%, 3/31/30  15,200 15,394
U.S. Treasury Notes, 4.00%, 5/31/30  12,200 12,360
U.S. Treasury Notes, 4.125%, 9/30/27  6,210 6,268
U.S. Treasury Notes, 4.125%, 10/31/27  26,275 26,536
U.S. Treasury Notes, 4.125%, 10/31/29  11,500 11,695
U.S. Treasury Notes, 4.125%, 11/30/29  29,340 29,842
U.S. Treasury Notes, 4.25%, 2/28/29  6,895 7,029
U.S. Treasury Notes, 4.25%, 6/30/29  9,980 10,186
U.S. Treasury Notes, 4.25%, 1/31/30  12,380 12,656
U.S. Treasury Notes, 4.25%, 11/15/34  23,105 23,457
U.S. Treasury Notes, 4.25%, 5/15/35  22,800 23,109
U.S. Treasury Notes, 4.375%, 11/30/28  835 853
U.S. Treasury Notes, 4.375%, 12/31/29  27,220 27,951
U.S. Treasury Notes, 4.375%, 5/15/34 (9) 18,400 18,888
U.S. Treasury Notes, 4.50%, 5/31/29  52,695 54,202
U.S. Treasury Notes, 4.50%, 11/15/33  7,900 8,190
U.S. Treasury Notes, 4.625%, 2/15/35  27,730 28,928
704,620
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $730,436) 705,557
SHORT-TERM INVESTMENTS  3.1%
Money Market Funds  3.1%
T. Rowe Price Government Reserve Fund, 4.12% (10)(11) 62,766 62,766
Total Short-Term Investments
(Cost $62,766) 62,766

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.12% (10)(11) 8,127 8,127
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 8,127
Total Securities Lending Collateral
(Cost $8,127) 8,127
Total Investments in Securities
101.9% of Net Assets
(Cost $2,101,647) $ 2,051,373
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $257,974 and represents 12.8% of net assets.
(2) When-issued security
(3) All or a portion of this loan is unsettled as of October 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,648 and represents 0.2% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) See Note 4 . All or a portion of this security is on loan at October 31, 2025.
(8) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $42,400 and represents 2.1% of net assets.

T. ROWE PRICE QM U.S. Bond Index Fund

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(9) At October 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 12,400 286 221 65
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 43,000 997 969 28
Total Centrally Cleared Credit Default Swaps,
Protection Sold 93
Total Centrally Cleared Swaps 93
Net payments (receipts) of variation margin to date (111)
Variation margin receivable (payable) on centrally cleared swaps $ (18)
** Includes interest purchased or sold but not yet collected of $12.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 475 U.S. Treasury Notes five year contracts 12/25 51,875 $ (104)
Long, 217 U.S. Treasury Notes two year contracts 12/25 45,188 (9)
Short, 42 Ultra U.S. Treasury Notes ten year
contracts 12/25 (4,850) (64)
Net payments (receipts) of variation margin to date 180
Variation margin receivable (payable) on open futures contracts $ 3

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — $ — $ 2,387++
Totals $ —# $ — $ 2,387+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 76,864  ¤  ¤ $ 70,893
Total $ 70,893^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,387 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $70,893.

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,101,647) $ 2,051,373
Interest receivable 17,066
Receivable for investment securities sold 9,208
Receivable for shares sold 2,614
Cash 15
Variation margin receivable on futures contracts 3
Foreign currency (cost $1) 1
Other assets 44
Total assets 2,080,324
Liabilities
Payable for investment securities purchased 58,512
Obligation to return securities lending collateral 8,127
Payable for shares redeemed 877
Investment management fees payable 118
Due to affiliates 19
Variation margin payable on centrally cleared swaps 18
Other liabilities 386
Total liabilities 68,057
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 2,012,267

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (155,398)
Paid-in capital applicable to 206,139,764 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 2,167,665
NET ASSETS $ 2,012,267
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $593,798; Shares outstanding: 60,844,383) $ 9.76
I Class
(Net assets: $913,769; Shares outstanding: 93,572,068) $ 9.77
Z Class
(Net assets: $504,700; Shares outstanding: 51,723,313) $ 9.76

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
.
  Interest $ 76,272
Dividend 2,387
Securities lending 38
Other 10
Total income 78,707
Expenses
Investment management 1,243
Shareholder servicing
Investor Class $ 1,054
I Class 240 1,294
Prospectus and shareholder reports
Investor Class 39
I Class 6
Z Class 2 47
Custody and accounting 268
Registration 141
Legal and audit 40
Directors 6
Miscellaneous 18
Waived / paid by Price Associates (588)
Total expenses 2,469
Net investment income 76,238

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (9,630)
Futures (1,332)
Swaps 473
Net realized loss (10,489)
Change in net unrealized gain / loss
Securities 42,165
Futures 1,428
Swaps 58
Change in net unrealized gain / loss 43,651
Net realized and unrealized gain / loss 33,162
INCREASE IN NET ASSETS FROM OPERATIONS $ 109,400

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 76,238 $ 55,851
Net realized loss (10,489) (12,671)
Change in net unrealized gain / loss 43,651 86,871
Increase in net assets from operations 109,400 130,051
Distributions to shareholders
Net earnings
Investor Class (24,374) (23,773)
I Class (37,008) (26,636)
Z Class (15,608) (5,834)
Decrease in net assets from distributions (76,990) (56,243)
Capital share transactions
*
Shares sold
Investor Class 178,723 172,392
I Class 228,533 341,331
Z Class 313,725 132,492
Distributions reinvested
Investor Class 23,669 22,969
I Class 31,668 23,570
Z Class 15,731 5,834
Shares redeemed
Investor Class (215,376) (207,123)
I Class (148,671) (125,411)
Z Class (38,590) (17,176)
Increase in net assets from capital share
transactions 389,412 348,878

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase during period 421,822 422,686
Beginning of period 1,590,445 1,167,759
End of period $ 2,012,267 $ 1,590,445
*Share information (000s)
Shares sold
Investor Class 18,617 17,992
I Class 23,755 35,611
Z Class 32,697 13,809
Distributions reinvested
Investor Class 2,458 2,396
I Class 3,288 2,454
Z Class 1,632 608
Shares redeemed
Investor Class (22,463) (21,695)
I Class (15,437) (13,085)
Z Class (4,017) (1,789)
Increase in shares outstanding 40,530 36,301

T. ROWE PRICE QM U.S. Bond Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S.
Bond Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S.
investment-grade bond market. The fund has three classes of shares: the QM
U.S. Bond Index Fund (Investor Class), the QM U.S. Bond Index Fund–I Class
(I Class) and the QM U.S. Bond Index Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital

T. ROWE PRICE QM U.S. Bond Index Fund

gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis,

T. ROWE PRICE QM U.S. Bond Index Fund

to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE QM U.S. Bond Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE QM U.S. Bond Index Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,768,605 $ — $ 1,768,605
Asset-Backed Securities — 103,124 1,979 105,103
Non-U.S. Government
Mortgage-Backed Securities — 105,103 1,669 106,772
Short-Term Investments 62,766 — — 62,766
Securities Lending Collateral 8,127 — — 8,127
Total Securities 70,893 1,976,832 3,648 2,051,373
Swaps* — 93 — 93
Total $ 70,893 $ 1,976,925 $ 3,648 $ 2,051,466
Liabilities
Futures Contracts* $ 177 $ — $ — $ 177
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE QM U.S. Bond Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Credit derivatives Centrally Cleared Swaps $ 93
*
Total $ 93
*
Liabilities
Interest rate derivatives Futures $ 177
Total $ 177
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (1,332) $ — $ (1,332)
Credit derivatives — 473 473
Total $ (1,332) $ 473 $ (859)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 1,428 $ — $ 1,428
Credit derivatives — 58 58
Total $ 1,428 $ 58 $ 1,486

T. ROWE PRICE QM U.S. Bond Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of October 31, 2025, securities valued at $2,173,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is

T. ROWE PRICE QM U.S. Bond Index Fund

closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and 11% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults

T. ROWE PRICE QM U.S. Bond Index Fund

and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of October 31, 2025, the notional amount of protection sold by the fund totaled $55,400,000 (2.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 3% and
7% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE QM U.S. Bond Index Fund

Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate

T. ROWE PRICE QM U.S. Bond Index Fund

unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of October 31, 2025, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for
MSFTA Transactions consisted of $104,000 cash as of October 31, 2025.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE QM U.S. Bond Index Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $7,834,000; the value of cash collateral and related investments was $8,127,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $329,469,000 and $225,397,000, respectively, for the year ended
October 31, 2025. Purchases and sales of U.S. government securities aggregated $1,230,954,000 and $954,274,000, respectively, for the year ended
October 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE QM U.S. Bond Index Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 76,990 $ 56,243
($000s)
Cost of investments $ 2,105,115
Unrealized appreciation $ 22,022
Unrealized depreciation (74,574)
Net unrealized appreciation (depreciation) $ (52,552)
($000s)
Overdistributed ordinary income $ (417)
Net unrealized appreciation (depreciation) (52,552)
Loss carryforwards and deferrals (102,429)
Total distributable earnings (loss) $ (155,398)

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.07% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE QM U.S. Bond Index Fund

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the year ended October 31, 2025.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $676,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE QM U.S. Bond Index Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for
Price Associates; $602,000 for T. Rowe Price Services, Inc.; and $69,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2025, the fund was charged $80,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $10,000. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.25% 0.05% 0.00%
Expense limitation date 12/31/26 12/31/26 N/A
(Waived)/repaid during the period ($000s) $(206) $(45) $(337)

T. ROWE PRICE QM U.S. Bond Index Fund

presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2025, approximately 17% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE QM U.S. Bond Index Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE QM U.S. Bond Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price QM U.S.
Bond Index Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price QM U.S. Bond Index Fund, Inc.
(the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE QM U.S. Bond Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $76,160,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F134-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price QM U.S. Bond Index Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025